Disclosure - Basis of Presentation and Significant Accounting Policies (Details)	6 Months Ended
Mar. 31, 2025 USD ($)
Previously Reported [Member]
Basis of Presentation and Significant Accounting Policies [Line Items]
Share based compensation expense	$ 15,776,500
Net loss	1,540,500
Operating expenses	1,540,500
Revision of Prior Period, Adjustment [Member]
Basis of Presentation and Significant Accounting Policies [Line Items]
Share based compensation expense	$ 14,236,000